Subordinated liabilities - HSBC Holdings subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,409,361	$ 2,260,288
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	109,870	97,614
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,977	24,997
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,775	20,651
At amortised cost | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	18,361	17,715
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	164,466	148,505
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,130	14,282
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	30,303	25,049
Financial liabilities designated at fair value | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 5,616	$ 7,282